Project debt (Tables)	9 Months Ended
Sep. 30, 2018
Project debt [Abstract]
Project debt
The detail of project debt of both non-current and current liabilities as of September 30, 2018 and December 31, 2017 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	4,908,678	5,228,917
Current	305,997	246,291
Total Project debt	5,214,675	5,475,208

Repayment schedule for project debt
The repayment schedule for Project debt in accordance with the financing arrangements, as of September 30, 2018 is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2018
Payment of interests accrued as of September 30, 2018	Nominal repayment	Between January and September 2019	Between October and December 2019	2020	2021	2022	Subsequent Years	Total
($ in thousands)
61,715	126,694	117,588	130,802	257,180	269,347	299,370	3,951,979	5,214,675